Note 9 - Deposits	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]

Note 9. Deposits

(in thousands)

The composition of deposits as of December 31, 2023 and December 31, 2022 is as follows:

	2023	2022
Non-interest bearing	$264,528	$299,112
NOW and money market accounts	546,329	515,337
Savings deposits	112,693	133,030
Time deposits, $250,000 or more	59,226	44,370
Other time deposits	187,301	134,553
Total	$1,170,077	$1,126,402

The scheduled maturities of time deposits at December 31, 2023 are as follows:

Year Ending
December 31,	Amount
2024	$194,894
2025	16,844
2026	17,230
2027	13,312
2028 and thereafter	4,247
$246,527